1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 30, 2017
Nature Of Operations And Basis Of Presentation Tables
Schedule of acquisition	A summary of consideration is as follows:
Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

Schedule of fair value of assets acquired and liabilities assumed

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$2,983,360

Schedule of pro forma results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of DDDigtal had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Three months ended September 30, 2017	Three months ended September 30, 2016
Total revenues	$11,516	$209,003
Net loss	(7,077,066)	(3,452,664)
Basic and diluted net loss per common share	$(0.07)	$(0.07)

	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Total revenues	$289,130	$794,621
Net loss	(26,154,897)	(8,277,114)
Basic and diluted net loss per common share	$(0.28)	$(0.17)

A summary of consideration is as follows:

Cash and costs incurred	$40,570
2,926,830 shares of the Company’s common stock	1,966,250
Total purchase price	$2,006,820

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$2,601
Goodwill	2,004,219
Assets acquired	$2,006,820

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of Odava had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Three months ended September 30, 2017	Three months ended September 30, 2016
Total revenues	$11,516	$209,003
Net loss	(7,077,066)	(3,452,664)
Basic and diluted net loss per common share	$(0.07)	$(0.07)

	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Total revenues	$289,130	$794,621
Net loss	(26,154,897)	(8,277,114)
Basic and diluted net loss per common share	$(0.28)	$(0.17)